Accounts receivable, net	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable, net consist of the following:

	As of December 31,
	2024	2023
Accounts receivable	$21,808,030	$23,923,551
Allowance for doubtful accounts	(1,486,333)	(1,371,341)
Total, net	$20,321,697	$22,552,210

As of the end of each of the financial year, the aging analysis of accounts receivable, net of allowance for expected credit loss, based on the invoice date is as follows:

	As of December 31,
	2024	2023
Within 90 days	$7,998,811	$14,688,353
Between 91 and 180 days	11,774,674	7,667,223
Between 181 and 365 days	529,797	63,721
More than 365 days	18,415	132,913
Total, net	$20,321,697	$22,552,210

The movement of allowances for expected credit loss is as follow:

	As of December 31,
	2024	2023
Balance at January 1	$1,371,341	$1,428,739
Addition	69,474	-
Foreign exchange difference	45,518	(57,398)
Balance at December 31	$1,486,333	$1,371,341

Bad debt expense was $nil, $nil and $130,781 for the years ended December 31, 2024, 2023 and 2022, respectively.

The Company’s normal trade credit term is 30 days (2023: 30 days). Other credit terms are assessed and approved by the management on a case-by-case basis.

Subsequent to December 31, 2024, the Company received a total of $5,554,100 in payments on accounts receivable. The Company entered into installment agreements with major customers, which stipulated periodic payments over a specified duration, requiring the customers to fulfil all payment obligations. Under the terms of these installment agreements, the remaining outstanding of $14,769,826 will be fully settled by May 2026. For the years ended December 31, 2024, 2023 and 2022, allowances for expected credit loss were $69,474, $nil and $1,129,178 respectively.